As filed with the U.S. Securities and Exchange Commission on August 8, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report

May 31, 2022

ClearShares OCIO ETF

Ticker: OCIO

ClearShares Ultra-Short Maturity ETF

Ticker: OPER

ClearShares Piton Intermediate Fixed Income ETF

Ticker: PIFI

ClearShares ETFs

ClearShares ETFs

July 12, 2022

Dear Shareholder,

The ClearShares team is pleased to provide you with the annual report for the ClearShares OCIO ETF (“OCIO”), the ClearShares Ultra-Short Maturity ETF (“OPER”) and the ClearShares Piton Intermediate Fixed Income ETF (“PIFI”). OCIO launched on June 26, 2017, OPER launched on July 10, 2018 and PIFI launched on October 1, 2020. This report reflects the Funds’ performance for the period of June 1, 2021 through May 31, 2022 (the “current fiscal period”).

OCIO’s performance for the current fiscal period was -4.66% measured in the market price of the Fund and -4.65% measured in the net asset value (NAV). By comparison, OCIO’s benchmark, the S&P Target Risk Growth Index, returned -6.76% for the current fiscal period.

OPER’s performance for the current fiscal period was +0.38% measured in the market price of the Fund and +0.39% measured in NAV. By comparison, OPER’s benchmark, the ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index, returned +0.14% for the current fiscal period.

PIFI’s performance for the current fiscal period was -5.06% measured in the market price of the Fund and -5.05% measured in NAV. By comparison, PIFI’s benchmark, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index returned -6.16% for the current fiscal period.

OCIO generated a negative performance over the current fiscal period as global markets declined due to concerns of a global recession and quantitative tightening. OCIO outperformed its benchmark due to a more conservative risk posture during the second half of 2021. Using our models, we moved the bulk of the fixed income exposure to short-dated bonds which reduced our duration and the drawdown from the bond side of the portfolio. We also shifted much of the U.S. equity exposure to a value factor tilt which has held up better than the broad U.S. equity markets. Finally, we drew down our international exposure in both developed and emerging markets to their base levels as they began underperforming U.S. equity markets late last year.

OPER experienced strong relative performance against fixed income ETFs during the current fiscal period, especially in the final quarter. As the U.S. Federal Reserve Board (the Fed) began the journey in March to a higher rate environment in the hopes of choking inflation, the successive, rapid rate increases put significant pressure on the fixed income markets. In addition to strong performance, OPER experienced virtually no share price volatility during the period. While there could be a bumpy road ahead for fixed income, we believe OPER may be a beneficiary of a continued rising rate environment.

PIFI generated significant relative outperformance versus the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index over the current fiscal period. Fixed income markets incurred a historically negative period as the Federal Open Market

ClearShares ETFs

Committee (“FOMC”) pivoted away from a very accommodative monetary policy. In addition, both fiscal and monetary forces pushed inflation to its highest level in over four decades. Despite the sharp shift higher in the U.S. yield curve, PIFI was able to maintain a defensive interest rate risk posture, along with high credit quality. These factors allowed the portfolio to perform relatively well as the bond market repriced. In 2022, high inflation persists, and the Fed remains “hawkish” on short-term rates. Bond yields are currently grappling with a more restrictive policy and the potential for a recessionary environment to begin. PIFI will strategically take advantage of higher yields to increase the income and total return for future periods.

The ClearShares team looks forward to serving your investment needs and we thank you for your continued trust.

Sincerely,

Thomas E. Deegan
Chief Executive Officer

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The market price is the Mid-Point between the Bid and Ask price as of the close of exchange. Since the Funds’ shares typically do not trade in the secondary market until several days after the Funds’ inception, for the period from inception to the first day of secondary market trading in shares, the beginning NAV of the Fund is used to calculate market returns.

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Additional risks include, but are not limited to, investments in debt securities including high yield and mortgage and asset backed securities, foreign and emerging markets securities, REITs, MLPs, small-and mid-cap securities, and investment in other ETFs. The Funds invest in other investment companies and bear the proportionate share of fees and expenses of other investment companies. Please refer to the prospectus for additional risks of investing in the Funds.

OCIO’s benchmark of S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. The benchmark is rebalanced monthly.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. It is not possible to invest directly in an index.

OPER’s benchmark of ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

PIFI’s benchmark of Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the U.S. Aggregate Index with less than 10 years to maturity.

ClearShares ETFs

Federal Open Market Committee: a branch of the Federal Reserve System that determines the direction of monetary policy.

The definition of duration in reference to Fixed Income is the measure of the sensitivity of the price of a security to a change in interest rates. Duration is expressed as a number of years.

ClearShares LLC is the investment adviser to ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF.

The ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF are distributed by Quasar Distributors, LLC.

ClearShares OCIO ETF

Performance Summary
(Unaudited)

This chart illustrates the performance of a hypothetical $10,000 investment made on June 26, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Average Annual Returns May 31, 2022	One Year	Since Inception (a)
ClearShares OCIO ETF - NAV	-4.65%	6.02%
ClearShares OCIO ETF - Market	-4.66%	6.04%
S&P Target Risk Growth Index	-6.76%	6.04%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating

ClearShares OCIO ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2021, as supplemented October 1, 2021, is 0.62%. The Adviser has contractually agreed to waive certain amounts of the Fund’s management fee when the Fund invests in the ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment advisor. With respect to assets of the Fund invested in the ClearShares Ultra-Short Maturity ETF, the Adviser will waive the Fund’s management fee in an amount equal to the management fee of the ClearShares Ultra-Short Maturity ETF, at least through September 30, 2022. This arrangement may only be changed or eliminated by the Fund’s Board of Trustees upon 60 days written notice to the Adviser. The total annual operating expenses less fee waiver as stated in the fee table to the Fund’s prospectus dated September 30, 2021, as supplemented October 1, 2021, is 0.61%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Inception date is June 26, 2017.

ClearShares Ultra-Short Maturity ETF

Performance Summary
(Unaudited)

This chart illustrates the performance of a hypothetical $10,000 investment made on July 10, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Average Annual Returns May 31, 2022	One Year	Since Inception (a)
ClearShares Ultra-Short Maturity ETF - NAV	0.39%	1.09%
ClearShares Ultra-Short Maturity ETF - Market	0.38%	1.09%
ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index (b)	0.14%	1.06%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a

ClearShares Ultra-Short Maturity ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2021, as supplemented October 1, 2021, is 0.20%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Inception date is July 10, 2018.
(b)

ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

ClearShares Piton Intermediate Fixed Income ETF

Performance Summary
(Unaudited)

This chart illustrates the performance of a hypothetical $10,000 investment made on October 1, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Average Annual Returns May 31, 2022	One Year	Since Inception (a)
ClearShares Piton Intermediate Fixed Income ETF - NAV	-5.05%	-3.53%
ClearShares Piton Intermediate Fixed Income ETF - Market	-5.06%	-3.53%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	-6.16%	-4.05%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would

ClearShares Piton Intermediate Fixed Income ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2021, supplemented October 1, 2021, is 0.46%. The Adviser has contractually agreed to waive certain amounts of the Fund’s management fee when the Fund invests in the ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment advisor. With respect to assets of the Fund invested in the ClearShares Ultra-Short Maturity ETF, the Adviser will waive the Fund’s management fee in an amount equal to the management fee of the ClearShares Ultra-Short Maturity ETF, at least through September 30, 2022. This arrangement can only be changed or eliminated by the Fund’s Board of Trustees upon 60 days written notice to the Adviser. The total annual operating expenses less fee waiver as stated in the fee table to the Fund’s prospectus dated September 30, 2021, as supplemented October 1, 2021, is 0.45%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Inception date is October 1, 2020.

ClearShares ETFs

Portfolio Allocations
As of May 31, 2022 (Unaudited)

ClearShares OCIO ETF
Security Type	Percentage of Net Assets
Exchange-Traded Funds - Domestic Equity	44.7%
Exchange-Traded Funds - Fixed Income	44.4
Exchange-Traded Funds - Global Equity	9.9
Short-Term Investments	0.8
Investments Purchased with Proceeds from Securities Lending	19.0
Liabilities in Excess of Other Assets	(18.8)
Total	100.0%

ClearShares Ultra-Short Maturity ETF
Security Type	Percentage of Net Assets
Repurchase Agreements	100.0%
Short-Term Investments	0.0(a)
Other Assets in Excess of Liabilities	0.0(a)
Total	100.0%

(a)	Less than 0.05%.

ClearShares Piton Intermediate Fixed Income ETF
Security Type	Percentage of Net Assets
Corporate Bonds	46.9%
U.S. Government Notes/Bonds	28.8
U.S. Government Agency Issues	18.4
Short-Term Investments	2.8
Municipal Bonds	2.4
Other Assets in Excess of Liabilities	0.4
Certificates of Deposit	0.2
Foreign Government Notes/Bonds	0.1
Total	100.0%

ClearShares OCIO ETF

Schedule of Investments
May 31, 2022

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 99.0% (a)
	Domestic Equity — 44.7%
51,678	iShares Cohen & Steers REIT ETF (b)	$3,367,338
10,628	iShares Core S&P 500 ETF	4,409,238
5,026	iShares Core S&P Mid-Cap ETF (b)	1,262,431
12,578	iShares Core S&P Small-Cap ETF	1,273,900
76,882	iShares MSCI USA Min Vol Factor ETF (b)	5,647,752
78,903	Schwab 1000 Index ETF	3,152,175
76,111	Schwab U.S. Dividend Equity ETF	5,981,564
99,130	SPDR Portfolio S&P 1500 Composite Stock Market ETF	5,049,682
46,887	SPDR Portfolio S&P 500 Value ETF	1,891,890
3,172	SPDR S&P 500 ETF Trust (b)	1,309,814
12,295	Vanguard Growth ETF (b)	2,997,890
45,983	Vanguard High Dividend Yield ETF (b)	5,118,368
10,898	Vanguard S&P 500 ETF	4,137,753
22,654	Vanguard Total Stock Market ETF	4,674,879
43,265	Vanguard Value ETF	6,234,054
		56,508,728
	Fixed Income — 44.4%
62,540	ClearShares Ultra-Short Maturity ETF (b)(d)	6,259,941
75,600	iShares 1-3 Year Treasury Bond ETF	6,301,260
1	iShares Core Total USD Bond Market ETF	48
33,674	iShares Core U.S. Aggregate Bond ETF	3,484,249
122,230	iShares Floating Rate Bond ETF (b)	6,156,725
26,808	iShares Intermediate Government/Credit Bond ETF (b)	2,864,435
56,889	iShares Short Treasury Bond ETF (b)	6,271,443
122,750	JPMorgan Ultra-Short Income ETF	6,157,140
19,000	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1,893,350
2	Schwab U.S. Aggregate Bond ETF	97
21,480	Schwab U.S. TIPS ETF	1,250,136
68,571	SPDR Bloomberg 1-3 Month T-Bill ETF (c)	6,270,818
36,689	Vanguard Short-Term Bond ETF (b)	2,844,865
23,257	Vanguard Short-Term Corporate Bond ETF	1,800,092

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Schedule of Investments
May 31, 2022 (Continued)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 99.0% (Continued) (a)
	Fixed Income — 44.4% (Continued)
32,000	Vanguard Short-Term Treasury ETF	$1,896,000
35,972	Vanguard Total Bond Market ETF	2,758,333
		56,208,932
	Global Equity — 9.9%
57,406	iShares Core MSCI EAFE ETF	3,783,055
43,160	iShares Core MSCI Total International Stock ETF	2,720,375
92,134	Vanguard FTSE Developed Markets ETF (b)	4,193,018
42,570	Vanguard FTSE Emerging Markets ETF	1,857,755
		12,554,203
	Total Exchange-Traded Funds (Cost $110,720,312)	125,271,863

	SHORT-TERM INVESTMENTS — 0.8%
966,840	First American Government Obligations Fund, Class X — 0.66% (e)	966,840
	TOTAL SHORT-TERM INVESTMENTS (Cost $966,840)	966,840
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 19.0%
24,074,993	Mount Vernon Liquid Assets Portfolio, LLC, 0.92% (e)(f)	24,074,993
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,074,993)	24,074,993
	TOTAL INVESTMENTS — 118.8% (Cost $135,762,145)	150,313,696
	Liabilities in Excess of Other Assets — (18.8)%	(23,832,455)
	NET ASSETS — 100.0%	$126,481,241

Percentages are stated as a percent of net assets.
(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 11 in Notes to Financial Statements.

(b)	All or a portion of this security is out on loan as of May 31, 2022. Total value of securities on loan is $23,409,216 or 18.5% of net assets.
(c)	Non-income producing security.
(d)	Affiliated exchange-traded fund. See Note 7 in Notes to Financial Statements.
(e)	The rate shown is the annualized seven-day yield as of May 31, 2022.
(f)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

SCHEDULE OF INVESTMENTS
May 31, 2022

Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS — 100.0%
$40,625,000	Cantor Fitzgerald & Company, 1.00%, dated 5/25/2022, matures 6/01/2022, repurchase price $ 40,632,899
	(collateralized by various U.S. government treasury notes and mortgage backed securities: Total Value $42,529,509)	$40,625,000
30,000,000	CF Secured, LLC, 0.92%, dated 5/12/2022, matures 6/16/2022, repurchase price $ 30,026,833
	(collateralized by various U.S. government mortgage backed securities: Total Value $30,665,671)	30,000,000
65,000,000	Chimera RMBS, LLC, 1.10%, dated 5/05/2022, matures 6/06/2022, repurchase price $65,063,556
	(collateralized by various U.S. government mortgage backed securities: Total Value $75,325,401)	65,000,000
49,000,000	Chimera RMBS, LLC, 1.10%, dated 5/18/2022, matures 6/21/2022, repurchase price $49,050,906
	(collateralized by various U.S. government mortgage backed securities: Total Value $56,891,938)	49,000,000
15,500,000	Daiwa Securities Americas, 0.80%, dated 5/31/2022, matures 6/01/2022, repurchase price $15,500,344
	(collateralized by various U.S. government treasury bills, notes, bonds and mortgage backed securities: Total Value $15,935,626)	15,500,000
	TOTAL REPURCHASE AGREEMENTS (Cost $200,125,000)	200,125,000
Shares
	SHORT-TERM INVESTMENTS — 0.0% (a)
6,930	First American Government Obligations Fund, Class X — 0.66% (b)	6,930
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,930)	6,930
	TOTAL INVESTMENTS — 100.0% (Cost $200,131,930)	200,131,930
	Other Assets in Excess of Liabilities — 0.0% (a)	66,066
	NET ASSETS — 100.0%	$200,197,996

Percentages are stated as a percent of net assets.
(a)	Less than 0.05% of net assets.
(b)	Rate shown is the annualized seven-day yield as of May 31, 2022.

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2022

Par Value	Security Description	Value
	CERTIFICATES OF DEPOSIT — 0.2%
	Greenstate Credit Union
$250,000	7/29/2022, 0.300%	$249,679
	TOTAL CERTIFICATES OF DEPOSIT (Cost $249,437)	249,679

	CORPORATE BONDS — 46.9%
	Administrative and Support and Waste Management and Remediation Services — 2.2%
	Mastercard, Inc.
1,500,000	04/01/2024, 3.375%	1,517,065
	Private Export Funding Corporation
685,000	Series PP, 07/15/2028, 1.400%	618,594
	Waste Management, Inc.
795,000	09/15/2022, 2.900%	795,330
		2,930,989
	Educational Services — 1.1%
	Yale University
1,560,000	Series 2020, 04/15/2025, 0.873%	1,472,197

	Finance and Insurance — 19.0%
	American Express Company
645,000	02/22/2024, 3.400%	648,410
515,000	05/03/2029, 4.050%	514,557
	Bank of America Corporation
940,000	Series GMTN, 01/11/2023, 3.300%	946,631
	Bank of New York Mellon Corporation
1,350,000	Series MTN, 08/16/2023, 2.200%	1,349,363
	Bank of Nova Scotia
1,025,000	Series FRN, 04/15/2024, 1.106% (a)	1,019,783
	Berkshire Hathaway, Inc.
1,500,000	03/15/2026, 3.125%	1,499,312
	BlackRock, Inc.
1,612,000	03/15/2027, 3.200%	1,606,475
	Capital One Financial Corporation
1,500,000	01/29/2024, 3.900%	1,516,012
	Citigroup, Inc.
1,500,000	03/09/2026, 4.600%	1,522,945

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2022 (Continued)

Par Value	Security Description	Value
	CORPORATE BONDS — 46.9% (Continued)
	Finance and Insurance — 19.0% (Continued)
	Goldman Sachs Group, Inc.
$1,650,000	03/08/2024, 0.673% (b)	$1,617,230
	Intercontinental Exchange, Inc.
1,500,000	10/15/2023, 4.000%	1,519,533
	John Deere Capital Corporation
900,000	Series MTN, 07/10/2023, 0.728% (a)	896,737
	JPMorgan Chase & Company
1,500,000	02/16/2025, 0.563% (b)	1,430,412
	MetLife, Inc.
1,400,000	04/10/2024, 3.600%	1,417,714
	Morgan Stanley
1,500,000	Series MTN, 11/10/2023, 0.560% (b)	1,484,481
	Royal Bank of Canada
1,000,000	Series GMTN, 10/05/2023, 3.700%	1,014,024
	State Street Corporation
1,500,000	08/18/2025, 3.550%	1,516,911
	Toyota Motor Credit Corporation
750,000	Series MTN, 10/14/2022, 0.350%	745,329
	UnitedHealth Group, Inc.
1,600,000	05/15/2030, 2.000%	1,411,217
	US Bancorp
1,910,000	Series MTN, 01/27/2028, 2.215% (b)	1,784,406
		25,461,482
	Information — 2.3%
	Microsoft Corporation
800,000	02/06/2024, 2.875%	804,275
	Oracle Corporation
850,000	10/15/2022, 2.500%	849,553
	Verizon Communications, Inc.
1,500,000	03/22/2030, 3.150%	1,402,530
		3,056,358

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2022 (Continued)

Par Value	Security Description	Value
	CORPORATE BONDS — 46.9% (Continued)
	Manufacturing — 14.5%
	Alphabet, Inc.
$1,500,000	08/15/2026, 1.998%	$1,442,060
	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.
1,550,000	02/01/2026, 3.650%	1,554,030
	Apple, Inc.
800,000	05/03/2023, 2.400%	801,026
	Bristol-Myers Squibb Company
1,500,000	02/27/2027, 3.250%	1,497,085
	Exxon Mobil Corporation
1,500,000	03/19/2025, 2.992%	1,500,512
	General Dynamics Corporation
1,550,000	06/01/2026, 1.150%	1,421,294
	Hershey Company
1,500,000	11/15/2024, 2.050%	1,477,012
	Honeywell International, Inc.
1,500,000	09/01/2031, 1.750%	1,279,428
	Intel Corporation
1,500,000	07/29/2025, 3.700%	1,524,776
	J.M. Smucker Company
1,500,000	03/15/2025, 3.500%	1,499,932
	McCormick & Company, Inc.
1,000,000	08/15/2022, 2.700%	1,001,078
	NIKE, Inc.
1,500,000	03/27/2027, 2.750%	1,471,463
	PepsiCo, Inc.
500,000	03/01/2024, 3.600%	506,992
	Pfizer, Inc.
1,085,000	06/03/2026, 2.750%	1,067,987
	Procter & Gamble Company
1,500,000	10/29/2025, 0.550%	1,388,584
		19,433,259

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2022 (Continued)

Par Value	Security Description	Value
	CORPORATE BONDS — 46.9% (Continued)
	Mining, Quarrying, and Oil and Gas Extraction — 0.5%
	Shell International Finance BV
$700,000	11/07/2029, 2.375%	$636,960

	Professional, Scientific, and Technical Services — 0.4%
	VMware, Inc.
500,000	08/15/2024, 1.000%	473,100

	Retail Trade — 4.6%
	Amazon.com, Inc.
1,040,000	04/13/2032, 3.600%	1,033,513
	Chevron Corporation
400,000	05/11/2023, 1.141%	395,484
	Costco Wholesale Corporation
1,754,000	06/20/2027, 1.375%	1,602,510
	Home Depot, Inc.
300,000	04/15/2027, 2.875%	294,638
	Target Corporation
1,400,000	04/15/2029, 3.375%	1,374,091
	Walgreens Boots Alliance, Inc.
1,500,000	11/17/2023, 0.950%	1,457,465
		6,157,701
	Transportation and Warehousing — 1.1%
	United Parcel Service, Inc.
1,500,000	11/15/2024, 2.800%	1,498,320

	Wholesale Trade — 1.2%
	Sysco Corporation
1,500,000	04/01/2030, 5.950%	1,648,593
	TOTAL CORPORATE BONDS (Cost $66,126,760)	62,768,959

	FOREIGN GOVERNMENT NOTES/BONDS — 0.1%
	Israel Government AID Bond
120,000	04/26/2024, 5.500%	126,128
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $131,788)	126,128

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2022 (Continued)

Par Value	Security Description	Value
	MUNICIPAL BONDS — 2.4%
	City of Austin Texas Electric Utility Revenue - Class A
$325,000	11/15/2025, 2.677%	$318,138
	City of Pasadena, California
245,000	05/01/2030, 4.050%	252,706
	Massachusetts School Building Authority
1,530,000	08/15/2030, 1.753%	1,337,446
	Salt Lake City Redevelopment Agency
1,200,000	04/01/2026, 5.111%	1,242,558
	TOTAL MUNICIPAL BONDS (Cost $3,337,564)	3,150,848

	U.S. GOVERNMENT AGENCY ISSUES — 18.4%
	Federal Farm Credit Banks Funding Corporation
1,000,000	12/01/2023, 0.500%	972,084
250,000	11/18/2024, 0.875%	239,322
150,000	02/10/2025, 0.320%	140,293
1,820,000	09/28/2026, 0.940%	1,665,066
	Federal Home Loan Banks
750,000	10/21/2022, 0.125%	746,380
1,175,000	11/15/2024, 1.100%	1,129,686
1,500,000	01/13/2025, 1.100%	1,437,795
1,696,500	03/23/2026, 1.000%	1,574,200
300,000	02/26/2027, 0.900%	271,915
5,000,000	11/16/2028, 3.250%	5,085,273
	Federal Home Loan Mortgage Corporation
500,000	04/20/2023, 0.375%	492,741
500,000	05/15/2024, 0.360%	479,765
750,000	10/28/2024, 0.410%	710,024
1,000,000	Series USD, 07/21/2025, 0.375%	928,932
	Federal National Mortgage Association
2,750,000	04/22/2025, 0.625%	2,588,104
3,000,000	10/08/2027, 0.750%	2,682,466
3,050,000	08/05/2030, 0.875%	2,554,663

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2022 (Continued)

Par Value	Security Description	Value
	U.S. GOVERNMENT AGENCY ISSUES — 18.4% (Continued)
	Tennessee Valley Authority
$565,000	Series A, 02/01/2027, 2.875%	$564,252
500,000	09/15/2031, 1.500%	429,076
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $25,969,724)	24,692,037

	U.S. GOVERNMENT NOTES/BONDS — 28.8%
	U.S. Treasury Bonds — 2.5%
	United States Treasury Inflation Indexed Bonds
1,682,025	07/15/2030, 0.125%	1,682,744
1,609,035	07/15/2031, 0.125%	1,606,741
		3,289,485
	U.S. Treasury Notes — 26.3%
	United States Treasury Notes
1,000,000	06/30/2023, 0.125%	978,255
2,000,000	10/15/2023, 0.125%	1,942,149
1,000,000	10/31/2023, 0.375%	973,516
1,000,000	08/15/2024, 0.375%	953,047
1,300,000	11/15/2024, 0.750%	1,241,500
3,000,000	12/15/2024, 1.000%	2,878,594
2,275,000	04/15/2025, 2.625%	2,269,490
1,000,000	09/30/2025, 0.250%	920,234
500,000	09/30/2026, 0.875%	460,420
2,500,000	11/30/2026, 1.250%	2,334,912
3,000,000	12/31/2026, 1.250%	2,797,676
600,000	03/31/2027, 0.625%	540,691
4,000,000	04/30/2027, 2.750%	3,987,031
2,000,000	03/31/2028, 1.250%	1,826,016
1,000,000	06/30/2028, 1.250%	909,258
2,000,000	08/31/2028, 1.125%	1,799,766
2,750,000	02/28/2029, 1.875%	2,585,430
500,000	08/15/2030, 0.625%	419,453
3,000,000	11/15/2031, 1.375%	2,635,781
3,000,000	02/15/2032, 1.875%	2,753,906
		35,207,125
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $40,584,883)	38,496,610

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2022 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 2.8%
3,709,265	First American Government Obligations Fund, Class X - 0.66% (c)	$3,709,265
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,709,265)	3,709,265
	TOTAL INVESTMENTS — 99.6% (Cost $140,109,421)	133,193,526
	Other Assets in Excess of Liabilities — 0.4%	474,391
	NET ASSETS — 100.0%	$133,667,917

Percentages are stated as a percent of net assets.
(a)	Floating rate security based on a reference index and spread. Rate disclosed is the rate in effect as of May 31, 2022.
(b)	Fixed to variable rate security based on a reference index and spread. Security is currently in the fixed phase. Rate disclosed is the rate in effect as of May 31, 2022.
(c)	Rate shown is the annualized seven-day yield as of May 31, 2022.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Assets and Liabilities
May 31, 2022

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
ASSETS
Investments in unaffiliated securities, at value*+	$144,053,755	$200,131,930	$133,193,526
Investments in affiliated securities, at value*	6,259,941	—	—
Interest receivable	483	98,376	525,032
Receivable for securities sold	10,139,961	—	—
Securities lending income receivable	7,650	—	—
Total assets	160,461,790	200,230,306	133,718,558

LIABILITIES
Payable for securities purchased	9,848,459	—	—
Collateral received for securities loaned (See Note 4)	24,074,993	—	—
Management fees payable, net of waiver	57,097	32,310	50,641
Total liabilities	33,980,549	32,310	50,641

NET ASSETS	$126,481,241	$200,197,996	$133,667,917

Net Assets Consist of:
Paid-in capital	$109,841,543	$200,164,290	$140,847,997
Total distributable earnings (accumulated deficit)	16,639,698	33,706	(7,180,080)
Net assets	$126,481,241	$200,197,996	$133,667,917

Net Asset Value:
Net assets	$126,481,241	$200,197,996	$133,667,917
Shares outstanding ^	4,250,000	2,000,000	1,425,000
Net asset value, offering and redemption price per share	$29.76	$100.10	$93.80

* Identified Cost:
Investments in unaffiliated securities	$129,502,097	$200,131,930	$140,109,421
Investments in affiliated securities	6,260,048	—	—
+ Includes loaned securities with a value of	$23,409,216	$—	$—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Operations
For the Year Ended May 31, 2022

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
INCOME
Dividends from unaffiliated investments	$2,442,293	$—	$—
Dividends from affiliated investments	13,728	—	5,885
Securities lending income, net (See Note 4)	172,543	—	—
Interest	865	1,092,195	968,005
Total investment income	2,629,429	1,092,195	973,890

EXPENSES
Management fees	726,218	372,973	371,233
Total expenses before waiver	726,218	372,973	371,233
Less management fees waived (See Note 3)	(7,027)	—	(3,916)
Net expenses	719,191	372,973	367,317
Net investment income (loss)	1,910,238	719,222	606,573

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	2,849,720	—	(427,136)
Investments in affiliated securities	—	—	(1,472)
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(10,906,671)	—	(6,835,240)
Investments in affiliated securities	(845)	—	—
Net realized and unrealized gain (loss) on investments	(8,057,796)	—	(7,263,848)
Net increase (decrease) in net assets resulting from operations	$(6,147,558)	$719,222	$(6,657,275)

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Statements of Changes in Net Assets

	Year Ended May 31, 2022	Year Ended May 31, 2021
OPERATIONS
Net investment income (loss)	$1,910,238	$1,671,825
Net realized gain (loss) on investments	2,849,720	2,899,317
Change in unrealized appreciation (depreciation) of investments	(10,907,516)	20,601,213
Net increase (decrease) in net assets resulting from operations	(6,147,558)	25,172,355

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(3,876,671)	(2,839,146)
Total distributions to shareholders	(3,876,671)	(2,839,146)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	9,640,540	—
Net increase (decrease) in net assets derived from capital share transactions (a)	9,640,540	—
Net increase (decrease) in net assets	$(383,689)	$22,333,209

NET ASSETS
Beginning of year	$126,864,930	$104,531,721
End of year	$126,481,241	$126,864,930

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	300,000	—
Net increase (decrease)	300,000	—

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

Statements OF CHANGES IN NET ASSETS

	Year Ended May 31, 2022	Year Ended May 31, 2021
OPERATIONS
Net investment income (loss)	$719,222	$514,606
Net increase (decrease) in net assets resulting from operations	719,222	514,606

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(696,252)	(529,631)
Total distributions to shareholders	(696,252)	(529,631)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	165,161,575	20,019,380
Payments for shares redeemed	(85,085,810)	(15,013,730)
Net increase (decrease) in net assets derived from capital share transactions (a)	80,075,765	5,005,650
Net increase (decrease) in net assets	$80,098,735	$4,990,625

NET ASSETS
Beginning of year	$120,099,261	$115,108,636
End of year	$200,197,996	$120,099,261

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,650,000	200,000
Shares redeemed	(850,000)	(150,000)
Net increase (decrease)	800,000	50,000

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

Statements OF CHANGES IN NET ASSETS

	Year Ended May 31, 2022	Period Ended May 31, 2021 (a)
OPERATIONS
Net investment income (loss)	$606,573	$23,789
Net realized gain (loss) on investments	(428,608)	(99,130)
Change in unrealized appreciation (depreciation) of investments	(6,835,240)	(80,655)
Net increase (decrease) in net assets resulting from operations	(6,657,275)	(155,996)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(361,216)	(5,593)
Total distributions to shareholders	(361,216)	(5,593)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	130,339,380	62,117,128
Payments for shares redeemed	(21,935,575)	(29,742,430)
Transaction fees (See Note 10)	45,683	23,811
Net increase (decrease) in net assets derived from capital share transactions (b)	108,449,488	32,398,509
Net increase (decrease) in net assets	$101,430,997	$32,236,920

NET ASSETS
Beginning of year/period	$32,236,920	$—
End of year/period	$133,667,917	$32,236,920

(a)	The Fund commenced operations on October 1, 2020. The information presented is for the period from October 1, 2020 to May 31, 2021.
(b)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,325,000	625,000
Shares redeemed	(225,000)	(300,000)
Net increase (decrease)	1,100,000	325,000

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended May 31,				Period Ended May 31,
	2022	2021	2020	2019	2018 (1)
Net asset value, beginning of year/period	$32.12	$26.46	$25.66	$26.51	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)(3)	0.46	0.42	0.59	0.49	0.36
Net realized and unrealized gain (loss) on investments (4)	(1.88)	5.96	1.04	(0.82)	1.38
Total from investment operations	(1.42)	6.38	1.63	(0.33)	1.74

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.49)	(0.48)	(0.83)	(0.31)	(0.23)
Net realized gains	(0.45)	(0.24)	—	(0.21)	—
Total distributions to shareholders	(0.94)	(0.72)	(0.83)	(0.52)	(0.23)

CAPITAL SHARE TRANSACTIONS
Capital contributions (2)	—	—	0.00 (5)	—	—

Net asset value, end of year/period	$29.76	$32.12	$26.46	$25.66	$26.51

Total return	-4.65%	24.38%	6.34%	-1.11%	6.95	%(6)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$126,481	$126,865	$104,532	$106,498	$112,678

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended May 31,					Period Ended May 31,
	2022	2021	2020	2019		2018 (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived) (7)	0.55%	0.55%	0.55%	0.57	%(8)	0.75	%(9)
Expenses to average net assets (after management fees waived) (7)	0.54%	0.54%	0.54%	0.54	%(8)	0.55	%(9)
Net investment income (loss) to average net assets (before management fees waived) (3)	1.44%	1.43%	2.17%	1.86%		1.27	%(9)
Net investment income (loss) to average net assets (after management fees waived) (3)	1.45%	1.44%	2.18%	1.89%		1.47	%(9)
Portfolio turnover rate (10)	51%	24%	50%	28%		31	%(6)

(1)	Commencement of operations on June 26, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(4)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(5)	Less than $0.005.
(6)	Not annualized.
(7)	Does not include expenses of the investment companies in which the Fund invests.
(8)

Prior to July 16, 2018, ClearShares OCIO ETF paid the Adviser a management fee of 0.75% and contractually waived 0.20% of its management fee for the Fund, resulting in $27,866 waived for the year ended May 31, 2019.

(9)	Annualized.
(10)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended May 31,			Period Ended May 31,
	2022	2021	2020	2019 (1)
Net asset value, beginning of year/period	$100.08	$100.09	$100.48	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.39	0.42	1.25	1.87
Net realized and unrealized gain (loss) on investments (3)	—	—	0.29	—
Total from investment operations	0.39	0.42	1.54	1.87

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.37)	(0.43)	(1.93)	(1.39)
Total distributions to shareholders	(0.37)	(0.43)	(1.93)	(1.39)

Net asset value, end of year/period	$100.10	$100.08	$100.09	$100.48

Total return	0.39%	0.42%	1.56%	1.88	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$200,198	$120,099	$115,109	$30,145

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.20%	0.20%	0.20%	0.28	%(5)(6)
Net investment income (loss) to average net assets	0.39%	0.42%	1.25%	2.12	%(5)
Portfolio turnover rate (7)	0%	0%	0%	0	%(4)

(1)	Commencement of operations on July 10, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Prior to April 1, 2019, ClearShares Ultra-Short Maturity ETF paid the adviser a management fee of 0.30%.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended May 31, 2022	Period Ended May 31, 2021 (1)
Net asset value, beginning of year/period	$99.19	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.71	0.07
Net realized and unrealized gain (loss) on investments (3)	(5.75)	(0.94)
Total from investment operations	(5.04)	(0.87)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.40)	(0.02)
Total distributions to shareholders	(0.40)	(0.02)

CAPITAL SHARE TRANSACTIONS
Transaction fees (See Note 10)	0.05	0.08

Net asset value, end of year/period	$93.80	$99.19

Total return	-5.05%	-0.79	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$133,668	$32,237

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.45%	0.45	%(5)
Expenses to average net assets (after management fees waived)	0.45%	0.44	%(5)
Net investment income (loss) to average net assets (before management fees waived)	0.73%	0.10	%(5)
Net investment income (loss) to average net assets (after management fees waived)	0.73%	0.11	%(5)
Portfolio turnover rate (6)	42%	80	%(4)

(1)	Commencement of operations on October 1, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Notes to Financial Statements
May 31, 2022

NOTE 1 – ORGANIZATION

ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). ClearShares OCIO ETF is a diversified “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments and commenced operations on June 26, 2017. ClearShares Ultra-Short Maturity ETF is a diversified fund that seeks current income and commenced operations on July 10, 2018. ClearShares Piton Intermediate Fixed Income ETF is a non-diversified fund that seeks current income consistent with the long-term preservation of capital and commenced operations on October 1, 2020.

The end of the reporting period for the Funds is May 31, 2022. The period covered by these Notes to Financial Statements for the Funds is the fiscal year ended May 31, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Continued)

the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

The Funds price repurchase agreements at cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Continued)

on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

ClearShares OCIO ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$125,271,863	$—	$—	$125,271,863
Short-Term Investments	966,840	—	—	966,840
Investments Purchased with Proceeds from Securities Lending	—	24,074,993	—	24,074,993
Total Investments in Securities	$126,238,703	$24,074,993	$—	$150,313,696

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Continued)

ClearShares Ultra-Short Maturity ETF
Assets	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$200,125,000	$—	$200,125,000
Short-Term Investments	6,930	—	—	6,930
Total Investments in Securities	$6,930	$200,125,000	$—	$200,131,930

ClearShares Piton Intermediate Fixed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$249,679	$—	$249,679
Corporate Bonds	—	62,768,959	—	62,768,959
Foreign Government Notes/Bonds	—	126,128	—	126,128
Municipal Bonds	—	3,150,848	—	3,150,848
U.S. Government Agency Issues	—	24,692,037	—	24,692,037
U.S. Government Notes/Bonds	—	38,496,610	—	38,496,610
Short-Term Investments	3,709,265	—	—	3,709,265
Total Investments in Securities	$3,709,265	$129,484,261	$—	$133,193,526

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Continued)

change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as interest income on the Statements of Operations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by ClearShares Ultra-Short Maturity ETF on a monthly basis and by ClearShares OCIO ETF

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Continued)

and ClearShares Piton Intermediate Fixed Income ETF on a quarterly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the current fiscal period, there were no reclassifications made.

During the current fiscal period, the Funds realized no net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ClearShares LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Effective October 1, 2021, Blueprint Investment Partners, LLC serves as the sub-adviser for ClearShares OCIO ETF. Piton Investment Management, LP serves as the sub-adviser for ClearShares Ultra-Short Maturity ETF (effective October 1, 2021) and ClearShares Piton Intermediate Fixed Income ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below.

ClearShares OCIO ETF	0.55%
ClearShares Ultra-Short Maturity ETF	0.20%
ClearShares Piton Intermediate Fixed Income ETF	0.45%

The Adviser is responsible for paying the sub-advisers. The Adviser has contractually agreed to waive the proportionate amount of the ClearShares OCIO ETF’s management fee and the ClearShares Piton Intermediate Fixed Income ETF’s management fee as applied to the net assets of each Fund invested in ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment adviser, at least through September 30, 2022, resulting in $7,027 waived from ClearShares OCIO ETF and $3,916 waived from ClearShares Piton Intermediate Fixed Income ETF during the current fiscal period. As a result, the Adviser receives a management fee of 0.35% from assets of ClearShares OCIO ETF invested in ClearShares Ultra-Short Maturity ETF and 0.25% from assets of ClearShares Piton Intermediate Fixed Income ETF invested in ClearShares Ultra-Short Maturity ETF. The contractual arrangement for ClearShares OCIO ETF may only be

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Continued)

changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The fee waivers during the current fiscal period are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the ClearShares OCIO ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

ClearShares OCIO ETF may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. ClearShares OCIO ETF receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. ClearShares OCIO ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of ClearShares OCIO ETF. ClearShares OCIO ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Continued)

to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, ClearShares OCIO ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. ClearShares OCIO ETF could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although ClearShares OCIO ETF is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the ClearShares OCIO ETF were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$ 23,409,216	$ 24,074,993

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by ClearShares OCIO ETF on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities Lending Income, Net”) is reflected in the Statement of Operations. Net securities lending income earned on collateral investments and recognized by ClearShares OCIO ETF during the current fiscal period was $172,543.

NOTE 5 – REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements to generate income from excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Funds acquire a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date. A repurchase agreement may be considered a loan collateralized by

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Continued)

securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Funds and is unrelated to the interest rate on the underlying collateral instruments. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including an amount representing accrued interest. The fair value of the underlying collateral instruments is marked to market daily by the Funds’ Tri-Party Custodian, The Bank of New York Mellon. If the fair value of the instruments is less than 102% of the repurchase price, the seller will transfer additional securities to The Bank of New York Mellon to cure the deficit. In the event of a seller default, the seller’s obligation to repurchase all securities at the repurchase price on the maturity date becomes immediately due and payable to the Funds, all income paid after the default will be retained by the Funds and applied to the aggregate unpaid repurchase price, and The Bank of New York Mellon will deliver the underlying collateral instruments to the Funds. The Funds could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Funds are seeking to enforce their rights under the repurchase agreement; (b) possible reduced levels or income or lack of access to income during this period; and (c) expenses of enforcing their rights.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending and repurchase agreements, no additional offsetting disclosures have been made on behalf of the Funds.

As of the end of the current fiscal period, the Funds had repurchase agreements with the following weighted average maturity by seller.

Fund Name	Seller	Weighted Average Days to Maturity
ClearShares OCIO ETF	N/A	N/A
ClearShares Ultra-Short Maturity ETF	Cantor Fitzgerald & Company	0.20
	CF Secured, LLC	2.40
	Chimera RMBS, LLC	7.09
	Daiwa Securities Americas	0.08
ClearShares Piton Intermediate Fixed Income ETF	N/A	N/A

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Continued)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ClearShares OCIO ETF	$66,352,344	$69,160,034
ClearShares Ultra-Short Maturity ETF	$—	$—
ClearShares Piton Intermediate Fixed Income ETF	$134,666,204	$31,030,047

There were no purchases or sales of U.S. Government securities in ClearShares OCIO ETF or ClearShares Ultra-Short Maturity ETF during the current fiscal period. Included in the amounts for ClearShares Piton Intermediate Fixed Income ETF are $59,211,139 of purchases and $22,588,622 of sales in long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Creations	Redemptions
ClearShares OCIO ETF	$9,589,100	$—
ClearShares Ultra-Short Maturity ETF	—	—
ClearShares Piton Intermediate Fixed Income ETF	—	—

NOTE 7 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in ClearShares Ultra-Short Maturity ETF	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF
Value at May 31, 2021	$2,120,106	$—
Purchases at Cost	4,140,680	5,761,177
Proceeds from Sales	—	(5,759,705)
Net Realized Gain (Loss)	—	(1,472)
Change in Unrealized Appreciation (Depreciation)	(845)	—
Value at May 31, 2022	$6,259,941	$—
Shares held at May 31, 2022	64,540	—
Dividend Income	$13,728	$5,885

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Continued)

NOTE 8 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of May 31, 2022 in the Funds, were as follows:

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
Tax cost of investments	$135,784,014	$200,131,930	$140,182,674
Gross tax unrealized appreciation	$15,860,230	$—	$49,316
Gross tax unrealized depreciation	(1,330,548)	—	(7,038,464)
Net tax unrealized appreciation (depreciation)	14,529,682	—	(6,989,148)
Undistributed ordinary income	—	33,706	263,553
Undistributed long-term capital gains	2,110,016	—	—
Other accumulated gain (loss)	—	—	(454,485)
Distributable Earnings (accumulated deficit)	$16,639,698	$33,706	$(7,180,080)

The difference between book and tax-basis cost is attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2022, the Funds did not have any Post-October losses or late-year ordinary losses.

At May 31, 2022, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
ClearShares OCIO ETF	$—	$—	N/A
ClearShares Ultra-Short Maturity ETF	$—	$—	N/A
ClearShares Piton Intermediate Fixed Income ETF	$409,164	$45,321	Indefinite

During the year ended May 31, 2022, no capital loss carryforwards were utilized by the Funds.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Continued)

The tax character of distributions paid by the Funds during the year ended May 31, 2022 and the year/period ended May 31, 2021, was as follows:

	Year Ended May 31, 2022		Year/Period Ended May 31, 2021
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
ClearShares OCIO ETF	$1,951,069	$1,925,602	$1,880,639	$958,507
ClearShares Ultra-Short Maturity ETF	$696,252	$—	$529,631	$—
ClearShares Piton Intermediate Fixed Income ETF	$361,216	$—	$5,593	$—

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of ClearShares OCIO ETF’s shares.

NOTE 10 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, for ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF and 25,000 shares for ClearShares Piton Intermediate Fixed Income ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Continued)

The Funds currently offer one class of shares, which have no front end-sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300 and is payable to the Custodian. The standard fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 11 – RISKS

Interest rate risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Investment Company Risk. The risks of investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Continued)

subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

ClearShares ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of ClearShares ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF, and ClearShares Piton Intermediate Fixed Income ETF (the “Funds”), each a series of ETF Series Solutions, as of May 31, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2022, the results of their operations, the changes in net assets and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ClearShares OCIO ETF	For the year ended May 31, 2022	For the years ended May 31, 2022 and 2021	For the years ended May 31, 2022, 2021, 2020 and 2019 and for the period from June 26, 2017 (commencement of operations) through May 31, 2018
ClearShares Ultra-Short Maturity ETF	For the year ended May 31, 2022	For the years ended May 31, 2022 and 2021	For the years ended May 31, 2022, 2021 and 2020 and for the period from July 10, 2018 (commencement of operations) through May 31, 2019
ClearShares Piton Intermediate Fixed Income ETF	For the year ended May 31, 2022	For the year ended May 31, 2022 and for the period from October 1, 2020 (commencement of operations) through May 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting

ClearShares ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 28, 2022

ClearShares ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (2 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

ClearShares ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).

Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).

ClearShares ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com.

ClearShares ETFs

Expense Example
For the Six-Months Ended May 31, 2022 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ClearShares ETFs

EXPENSE EXAMPLE
For the Six-Months Ended May 31, 2022 (Unaudited) (Continued)

ClearShares OCIO ETF
	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 937.10	$2.61	0.54%
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.24	$2.72	0.54%

ClearShares Ultra-Short Maturity ETF
	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 1,002.00	$1.00	0.20%
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.93	$1.01	0.20%

ClearShares Piton Intermediate Fixed Income ETF
	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 953.10	$2.19	0.45%
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.69	$2.27	0.45%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

ClearShares ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreement & Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between ClearShares, LLC (the “Adviser”) and the Trust, on behalf of ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF (each, a “Fund” or together, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with its respective Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreement & Board Consideration
(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as an actively managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that information regarding each Fund’s performance for various time periods had been included in the Materials. The Board considered each Fund’s past investment performance, including for periods ended December 31, 2020. The discussion below relates to performance for periods ended December 31, 2020, unless otherwise indicated.

ClearShares OCIO ETF: The Board noted that, for the one-year, three-year, and since inception periods, the Fund underperformed the S&P Target Risk Growth Index. The Board further noted that, for the one-year period, the Fund outperformed the median for funds in the Allocation – 50% to 70% Equity category as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser that invest in a global basket of equity and fixed income funds (the “Selected Peer Group”). The Board noted that the Fund outperformed the Selected Peer Group for the one-period and was near the top of the range of 3-year returns for the Selected Peer Group, although the Selected Peer Group reflected only a small number of funds.

ClearShares Ultra-Short Maturity ETF: The Board noted that, for the one-year and since inception periods, the Fund slightly underperformed the ICE BofA Merrill Lynch 3 Month Treasury Bill Index. The Board further noted that, for the one-year period, the Fund underperformed the median for funds in the universe of Ultrashort Bond ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser as short duration bond funds (the “Selected Peer Group”). The Board noted that the Fund underperformed most of the funds in the Selected Peer Group for the one-year period. However, the Board also noted that the Adviser believes the Fund’s risk/return profile is unique because the Fund invests nearly all of its assets in repurchase agreements, whereas the funds in the Category Peer Group and the Selected Peer Group invest in short-term bonds, which exposes them to changes in the yield curve that do not affect the Fund. Consequently, the Board considered that such peer groups may not allow for an apt comparison by which to judge the Fund’s performance.

ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreement & Board Consideration
(Unaudited) (Continued)

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Group as follows:

ClearShares OCIO ETF: The Board noted that the expense ratio for the Fund as reported in the Fund’s financial statements, which consists entirely of the “unified fee” described below and does not include acquired fund fees and expenses, was higher than the median of its Category Peer Group, although it was within the range of expense ratios for funds in the peer group. The Board also noted that, because the Category Peer Group included passively and actively managed funds of large fund complexes where economies of scale are more easily attainable, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board further noted that the Fund’s management fee and net expense ratio as reported in its Prospectus, inclusive of acquired fund fees and expenses, was within the range of management fees and expense ratios for the Selected Peer Group.

ClearShares Ultra-Short Maturity ETF: The Board noted that the expense ratio for the Fund, which consists entirely of the “unified fee” described below, was lower than the median of its Category Peer Group, but within the range of expense ratios for the Category Peer Group. The Board further noted that the Fund’s expense ratio was within the range of expense ratios for the Selected Peer Group.

The Board took into consideration that the Adviser would continue to charge a “unified fee,” meaning that the Funds pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b 1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and structure of each Fund’s unitary fee might result in a sharing of those economies with the respective Fund shareholders. The Board noted its intention to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreement & Board Consideration
(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

ClearShares OCIO ETF

Approval of Sub-Advisory Agreement & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 21-22, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among ClearShares LLC (the “Adviser”), the Trust, on behalf of ClearShares OCIO ETF (the “Fund”), and Blueprint Investment Partners (the “Sub-Adviser”) for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; (ii) estimated cost of the services to be provided by the Sub-Adviser and the profits expected to be realized by the Sub-Adviser from providing such services, including any fall-out benefits enjoyed by the Sub-Adviser or its affiliates; (iii) the extent to which the sub-advisory fee for the Fund reflects economies of scale shared with Fund shareholders; (iv) the fact that the fees payable to the Sub-Adviser under the Sub-Advisory Agreement would by payable by the Adviser and therefore not impact the overall unified fee paid by the Fund; and (v) other factors the Board deemed to be relevant.

Prior to and during the Meeting, a representative from the Sub-Adviser, along with representatives from other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Sub-Advisory Agreement. The Board then discussed the written materials and oral presentation that it had received, and any other information that the Board received, at the Meeting and deliberated on the approval of the Sub-Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services that the Sub-Adviser would provide under the Sub-Advisory Agreement, noting that it would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Fund; and implementation of Board directives as they relate to the Fund.

ClearShares OCIO ETF

Approval of Sub-Advisory Agreement & Board Considerations
(Unaudited) (Continued)

In considering the nature, extent, and quality of services to be provided by the Sub-Adviser, the Board considered the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience serving as sub-adviser to another registered fund in a capacity similar to which it will serve as sub-adviser to the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board further considered the oral information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations. The Board concluded that based on the various factors it had reviewed, the nature, extent and quality of services to be provided by the Sub-Advisor to the Fund should be satisfactory and reliable.

Historical Performance. The Board noted that the Sub-Adviser had not previously managed the Fund and consequently, the Fund’s historical performance was not relevant to their determination. The Trustees received information in the Meeting regarding the performance of other investment vehicles managed by the Sub-Adviser.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the sub-advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee it received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

ClearShares Ultra-Short Maturity ETF

Approval of Sub-Advisory Agreement & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among ClearShares LLC (the “Adviser”), the Trust, on behalf of ClearShares Ultra-Short Maturity ETF (the “Fund”), and Piton Investment Management, L.P. (“Piton” or the “Sub-Adviser”) for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; (ii) estimated cost of the services to be provided by the Sub-Adviser and the profits expected to be realized by the Sub-Adviser from providing such services, including any fall-out benefits enjoyed by the Sub-Adviser or its affiliates; (iii) the extent to which the sub-advisory fee for the Fund reflects economies of scale shared with Fund shareholders; (iv) the fact that the fees payable to the Sub-Adviser under the Sub-Advisory Agreement would by payable by the Adviser and therefore not impact the overall unified fee paid by the Fund; and (v) other factors the Board deemed to be relevant.

Prior to and during the Meeting, a representative from Piton, along with representatives from other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Sub-Advisory Agreement. The Board then discussed the written materials and oral presentation that it had received, and any other information that the Board received, at the Meeting and deliberated on the approval of the Sub-Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services that Piton would provide under the Sub-Advisory Agreement, noting that Piton would provide investment management services to the Fund. The Board noted the responsibilities that Piton would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Fund; and implementation of Board directives as they relate to the Fund.

ClearShares Ultra-Short Maturity ETF

Approval of Sub-Advisory Agreement & Board Considerations
(Unaudited) (Continued)

In considering the nature, extent, and quality of the services to be provided by Piton, the Board considered Piton’s experience providing investment management services to separately managed accounts and ETFs. The Trustees concluded that they are satisfied with the nature, extent and quality of services that Piton will provide to the Fund under the Sub-Advisory Agreement.

Historical Performance. The Board noted that while Piton has not previously managed the Fund, the Fund’s current portfolio managers, Messrs. Codey and Foretescue, will continue to serve as the Fund’s portfolio managers if the Sub-Advisory Agreement is approved by shareholders. The Board noted that, for the one-year and since inception periods, the Fund slightly underperformed the ICE BofA Merrill Lynch 3 Month Treasury Bill Index. The Board further noted that, for the one-year period, the Fund underperformed the median for funds in the universe of Ultrashort Bond ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser as short duration bond funds (the “Selected Peer Group”). The Board noted that the Fund underperformed most of the funds in the Selected Peer Group for the one-year period. However, the Board also noted that the Adviser believes the Fund’s risk/return profile is unique because the Fund invests nearly all of its assets in repurchase agreements, whereas the funds in the Category Peer Group and the Selected Peer Group invest in short-term bonds, which exposes them to changes in the yield curve that do not affect the Fund. Consequently, the Board considered that such peer groups may not allow for an apt comparison by which to judge the Fund’s performance. The Board concluded that the portfolio managers’ experience in managing the Fund supported the decision to approve the Sub-Advisory Agreement.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the sub-advisory fee to be paid by ClearShares to Piton for its services to the Fund. The Board considered the fees to be paid to Piton would be paid by ClearShares from the fee ClearShares received from the Fund and noted that the fee reflected an arm’s-length negotiation between ClearShares and Piton. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by Piton from its relationship with the Fund, taking into account an analysis of Piton’s estimated profitability with respect to the Fund.

The Board expressed the view that it currently appeared that Piton might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

ClearShares Ultra-Short Maturity ETF

Approval of Sub-Advisory Agreement & Board Considerations
(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

ClearShares ETFs

Federal Tax Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ClearShares OCIO ETF	69.86%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2022, was as follows:

ClearShares OCIO ETF	28.09%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

SHORT-TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

ClearShares OCIO ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

ClearShares ETFs

Federal Tax Information
(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
ClearShares OCIO ETF	$36,359	0.02866084	19.84%
ClearShares Ultra-Short Maturity ETF	—	—	—
ClearShares Piton Intermediate Fixed Income ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ClearShares ETFs

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.clear-shares.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) their daily net asset value (NAV) is available, without charge, on the Funds’ website at www.clear-shares.com.

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Adviser
ClearShares, LLC
420 Lexington Avenue, Suite 428
New York, New York 10170

Sub-Adviser (to OCIO only)
Blueprint Investment Partners LLC
1250 Revolution Mill Drive, Suite 150
Greensboro, North Carolina 27405

Sub-Adviser (to OPER and PIFI)
Piton Investment Management, LP
420 Lexington Avenue, Suite 428
New York, New York 10170

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

ClearShares OCIO ETF

Symbol – OCIO
CUSIP – 26922A727

ClearShares Ultra-Short Maturity ETF

Symbol – OPER
CUSIP – 26922A453

ClearShares Piton Intermediate Fixed Income ETF

Symbol – PIFI
CUSIP — 26922A131

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

ClearShares OCIO ETF

	FYE 5/31/2022	FYE 5/31/2021
Audit Fees	$14,000	$12,333
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

ClearShares Ultra-Short Maturity ETF

	FYE 5/31/2022	FYE 5/31/2021
Audit Fees	$13,500	$14,833
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

ClearShares Piton Intermediate Fixed Income ETF

	FYE 5/31/2022	FYE 5/31/2021
Audit Fees	$16,000	$14,334
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

ClearShares OCIO ETF

	FYE 5/31/2022	FYE 5/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

ClearShares Ultra-Short Maturity ETF

	FYE 5/31/2022	FYE 5/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

ClearShares Piton Intermediate Fixed Income ETF

	FYE 5/31/2022	FYE 5/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

ClearShares OCIO ETF

Non-Audit Related Fees	FYE 5/31/2022	FYE 5/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

ClearShares Ultra-Short Maturity ETF

Non-Audit Related Fees	FYE 5/31/2022	FYE 5/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

ClearShares Piton Intermediate Fixed Income ETF

Non-Audit Related Fees	FYE 5/31/2022	FYE 5/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

b)	Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/4/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/4/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	8/4/2022

*	Print the name and title of each signing officer under his or her signature.